Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	€ 7,233
Gross lease liabilities		1,333	[1],[3]	€ 1,325
Short-term debt	[1],[3]	47
Derivative liabilities	[1],[3]	208
Purchase obligations	[1],[3],[4]	654
Trade and other current payables		1,872	[1],[3]	2,119
Contractual cash obligations	[1],[3]	11,347
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	246
Gross lease liabilities		280	[1],[3]	290
Short-term debt	[1],[3]	47
Derivative liabilities	[1],[3]	87
Purchase obligations	[1],[3],[4]	237
Trade and other current payables	[1],[3]	1,872
Contractual cash obligations	[1],[3]	2,768
Later than one year and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,995
Gross lease liabilities	[1],[3]	397
Derivative liabilities	[1],[3]	121
Purchase obligations	[1],[3],[4]	305
Contractual cash obligations	[1],[3]	2,819
Later than three years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,924
Gross lease liabilities	[1],[3]	238
Purchase obligations	[1],[3],[4]	99
Contractual cash obligations	[1],[3]	2,261
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	3,068
Gross lease liabilities		417	[1],[3]	€ 384
Purchase obligations	[1],[3],[4]	12
Contractual cash obligations	[1],[3]	€ 3,498

[1]	Amounts in this table are undiscounted
[2]	Long-term debt includes interest and the current portion of long-term debt and excludes lease obligations.
[3]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[4]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.